CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES
Interest income on retail and other notes and finance leases	$ 60,733				$ 58,239					$ 240,657	$ 238,330	$ 267,551
Interest and other income from affiliates	98,027				95,610					392,463	382,006	376,383
Gain on retail notes, wholesale receivables and commercial revolving accounts sold												38
Servicing fee income	132				306					940	1,747	3,340
Rental income on operating leases	33,127				33,068					133,806	137,729	140,989
Other income	13,646				16,040					66,138	71,187	75,250
Total revenues	205,665	213,117	211,059	206,565	203,263	210,195	207,299	207,683	205,822	834,004	830,999	863,551
Interest expense:
Interest expense to third parties	54,163				55,142					219,561	224,189	232,448
Interest expense to affiliates	5,312				10,174					34,512	44,645	80,584
Total interest expense	59,475	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	254,073	268,834	313,032
Administrative and operating expenses:
Fees charged by affiliates	15,030				14,748					61,895	62,945	61,464
Provision for credit losses	3,499				622					44,578	32,853	76,394
Other than temporary impairment of retained interests											815	4,108
Depreciation of equipment on operating leases	27,171				26,933					107,836	110,314	117,848
Other expenses	6,887				7,204					35,929	35,651	43,158
Total administrative and operating expenses	52,587	80,625	62,171	57,935	49,507	71,388	60,375	59,468	51,347	250,238	242,578	302,972
Total expenses	112,062				114,823					504,311	511,412	616,004
INCOME BEFORE TAXES	93,603				88,440					329,693	319,587	247,547
Income tax provision	29,743	24,328	30,423	30,484	30,877	28,290	30,259	28,252	31,252	116,112	118,053	85,067
NET INCOME	63,860				57,563					213,581	201,534	162,480
Net income attributed to noncontrolling interest	(418)	(419)	(474)	(388)	(364)	(388)	(295)	(394)	(411)	(1,645)	(1,488)	(1,861)
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 63,442	$ 44,076	$ 56,477	$ 54,184	$ 57,199	$ 44,409	$ 52,562	$ 50,253	$ 52,822	$ 211,936	$ 200,046	$ 160,619